Annual Fund Operating Expenses - Class A B C Shares - Alger International Focus Fund - ABC	Mar. 01, 2021
Class A
Operating Expenses:
Advisory Fees	0.71%	[1]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.38%
Total Annual Fund Operating Expenses	1.34%
Class B
Operating Expenses:
Advisory Fees	0.71%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.34%
Total Annual Fund Operating Expenses	2.05%	[2]
Class C
Operating Expenses:
Advisory Fees	0.71%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.42%
Total Annual Fund Operating Expenses	2.13%

[1]	The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .71%, and for assets in excess of $1 billion is .60%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2020 was .71%.
[2]	For the year ended October 31, 2020, the Manager voluntarily waived $147,784 of Class B Shares’ expenses, which is not reflected in the above table. Such waiver is not guaranteed to continue.